UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
8/31/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (96.3%)(a)
	Rating(RAT)	Principal amount	Value

California (0.2%)

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	$1,000,000	$231,670

			231,670
Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	300,000	326,880

			326,880
Illinois (0.1%)

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5s, 1/1/30	AA+	100,000	110,418

			110,418
Michigan (0.1%)

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	BBB+	140,000	146,520

			146,520
Minnesota (94.6%)

Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	699,106
5s, 2/1/24	Aa1	470,000	544,265

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, 4s, 2/1/21	AA+	500,000	557,880

Brooklyn Ctr., VRDN (Brookdale Corp. II), 0.05s, 12/1/14	A-1+	400,000	400,000

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A, 5s, 2/1/25	Aa2	865,000	974,440

Center City, Hlth. Care Facs. Rev. Bonds (Hazelden Betty Ford Foundation)
5s, 11/1/44	A3	500,000	550,150
5s, 11/1/41	A3	700,000	741,335

Central MN Muni. Pwr. Agcy. Rev. Bonds (Twin Cities Transmission Project), 5s, 1/1/32	A3	1,000,000	1,111,830

Deephaven, Rev. Bonds (Eagle Ridge Academy), Ser. A, 5 1/8s, 7/1/33	BBB-	500,000	521,040

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	1,344,488

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5 7/8s, 11/1/40	BBB-	500,000	519,955

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	420,000	428,316

Farmington, G.O. Bonds (Indpt. School Dist. No. 192), Ser. B, AGM, 5s, 2/1/19	Aa2	1,080,000	1,148,429

Forest Lake, Charter School Lease Rev. Bonds (Lake Intl. Language Academy Bldg. Co.), Ser. A, 5 1/2s, 8/1/36	BBB-	250,000	269,175

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	2,855,000	3,216,691
4 3/4s, 12/15/29	AAA	500,000	552,325

Jordan, Indpt. School Bldg. G.O. Bonds (Dist. No. 717), Ser. A, 5s, 2/1/28	Aa2	1,000,000	1,177,720

Lakeville, G.O. Bonds (Indpt. School Dist. No 194), Ser. D, 5s, 2/1/21	Aa2	1,000,000	1,200,220

Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22 (Prerefunded 2/1/17)	Aaa	2,575,000	2,830,492

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5 1/4s, 5/1/37	Baa1	1,500,000	1,531,185

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.03s, 11/15/35	VMIG1	1,000,000	1,000,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5 1/4s, 8/15/35	A+	500,000	563,170

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5s, 1/1/35	AA-	1,000,000	1,121,240
Ser. B, 5s, 1/1/29	A	910,000	1,037,191
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,414,575

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB+	650,000	683,820

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5s, 3/1/29	Aa1	350,000	389,634

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	Aaa	1,500,000	1,686,570
Ser. B, AGM, zero %, 2/1/23	Aaa	2,350,000	1,683,517

MN Agricultural & Econ. Dev. Board Rev. Bonds
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	AA-	500,000	501,455
(Essentia Hlth.), Ser. C-1, AGO, 5s, 2/15/30	AA	1,000,000	1,095,590

MN State G.O. Bonds
(Trunk Hwy.), Ser. B, 5s, 10/1/30	Aa1	1,000,000	1,164,700
Ser. A, 5s, 10/1/24 (Prerefunded 10/1/21)	Aa1	500,000	601,050
(Trunk Hwy.), Ser. B, 4s, 8/1/26	Aa1	500,000	556,045

MN State Rev. Bonds
Ser. A, 5s, 6/1/38	AA	1,000,000	1,142,820
(Gen. Fund Appropriations), Ser. B, 5s, 3/1/29	AA	1,000,000	1,161,680

MN State College & U. Rev. Bonds, Ser. A
5s, 10/1/31	Aa2	1,000,000	1,140,980
4s, 10/1/25	Aa2	1,000,000	1,120,700

MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,649,055
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	1,033,330
(U. of St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	538,095
(College of St. Scholastica, Inc.), Ser. H, 5 1/8s, 12/1/40	Baa2	750,000	795,683
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,083,020
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	538,440
(St. Catherine U.), Ser. 7-Q, 5s, 10/1/32	Baa1	700,000	739,956
(Gustavus Adolfus College), Ser. 7-B, 5s, 10/1/31	A3	500,000	554,690
(College of St. Benedict), Ser. 7-M, 5s, 3/1/31	Baa1	300,000	312,558
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A1	1,000,000	1,085,390
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,592,237
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	529,770
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	800,760
(College of St. Scholastica, Inc.), Ser. 7R, 4s, 12/1/19	Baa2	200,000	216,076
(Macalester College), Ser. 7-S, 3s, 5/1/22	Aa3	415,000	433,094

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg. Fin.)
Ser. M, 5 3/4s, 1/1/37	Aa1	200,000	206,284
Ser. E, 5.1s, 1/1/40	Aa1	745,000	776,938
Ser. B, 4.9s, 7/1/37	Aa1	960,000	963,322
Ser. L, 4.9s, 7/1/22	Aa1	1,505,000	1,570,422

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A2	1,000,000	1,111,950
5s, 10/1/33(FWC)	A2	250,000	284,563
5s, 10/1/30	A2	500,000	521,550

Monticello-Big Lake Cmnty., Hosp. Dist. Rev. Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	A/P	500,000	534,165

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	537,160
6 1/8s, 10/1/39	BB/P	315,000	336,905

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
Ser. A-2, 5s, 1/1/24	A3	500,000	574,270
Ser. A, AGO, 5s, 1/1/21	AA	1,000,000	1,110,680

Northfield, Hosp. Rev. Bonds
5 3/8s, 11/1/26	BBB	750,000	779,273
5 1/4s, 11/1/21	BBB	500,000	522,470

Olmsted Cnty., G.O. Bonds, Ser. A, 4s, 2/1/19	Aaa	955,000	1,076,486

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5s, 9/1/44	BB+	400,000	392,680

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6s, 7/1/31	Aa3	1,150,000	1,151,185

Rochester, G.O. Bonds
(Waste Wtr.), Ser. A, 5s, 2/1/24	Aaa	1,000,000	1,203,310
(Indpt. School Dist. No. 535), Ser. A, 3s, 2/1/23	Aa1	1,000,000	1,072,220

Rochester, Elec. Util. Rev. Bonds, Ser. B, 5s, 12/1/43	Aa3	1,000,000	1,140,400

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	A-/F	1,000,000	1,138,230
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	556,145
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	834,218
(Olmsted Med. Ctr.), 5s, 7/1/33	A-/F	650,000	723,444
(Mayo Clinic), 4s, 11/15/41	Aa2	250,000	258,873

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. A, 0.03s, 11/15/38	VMIG1	500,000	500,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5s, 2/1/28	AA+	525,000	598,274

Shakopee, Hlth. Care Facs. Rev. Bonds (St. Francis Regl. Med. Ctr.)
5s, 9/1/34	BBB+	670,000	751,720
5s, 9/1/29	BBB+	250,000	286,840

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A1	750,000	831,750
NATL, zero %, 1/1/24	AA-	2,000,000	1,526,260

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.)
AGO, 5 3/8s, 5/1/31	A1	1,000,000	1,111,230
Ser. A, 5 1/8s, 5/1/30	A1	500,000	561,260

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
5 3/4s, 7/1/39	A	1,000,000	1,109,350
Ser. C, 5 3/4s, 7/1/30	A	1,000,000	1,107,410

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	554,648
Ser. A, 5s, 8/1/35	A1	385,000	417,656
(SPCPA Bldg. Co.), 4 5/8s, 3/1/43	BBB-	350,000	349,724

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6 5/8s, 9/1/42	BBB-	250,000	274,960
(German Immersion School), Ser. A, 5s, 7/1/33	BB+	500,000	503,515

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	1,045,360
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	Aa3	1,000,000	1,129,930

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	450,000	473,909

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	500,000	522,855

St. Paul, Metro. Council Area G.O. Bonds
(Waste Wtr.), Ser. E, 5s, 9/1/22	Aaa	1,055,000	1,297,312
(Transit Cap.), Ser. C, 4s, 3/1/25	Aaa	1,120,000	1,261,008

St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.), Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,374,465

St. Paul, Port Auth. VRDN (MN Pub. Radio), Ser. 7, 0.06s, 5/1/25	VMIG1	950,000	950,000

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	A-/P	750,000	751,995

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), 4 1/2s, 10/1/37	Baa3	600,000	587,328

U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	2,160,000	2,470,457
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,216,110
Ser. A, 5 1/4s, 12/1/30	Aa1	1,000,000	1,190,430
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	578,280
Ser. C, 5s, 12/1/21	Aa1	500,000	581,540

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5s, 1/1/31	Aa3	1,000,000	1,174,040
5s, 1/1/30	Aa3	1,000,000	1,160,710

Willmar, G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5s, 2/1/21	Aa3	1,000,000	1,189,510

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group)
5s, 7/1/34	BBB-	400,000	417,588
5s, 7/1/16	BBB-	425,000	448,277
5s, 7/1/15	BBB-	450,000	461,993

Woodbury, G.O. Bonds, Ser. A, 3s, 2/1/22	AAA	780,000	831,792

Woodbury, Charter School Lease Rev. Bonds (MSA Bldg. Co.), Ser. A
5s, 12/1/32	BBB-	220,000	233,873
5s, 12/1/27	BBB-	210,000	227,195

			101,723,630
New Jersey (0.3%)

NJ State Econ. Dev. Auth. Rev. Bonds (NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	260,000	282,103

			282,103
New York (0.1%)

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5s, 7/1/33	Baa1	100,000	108,646

			108,646
Ohio (0.3%)

OH State Tpk. Comm. Rev. Bonds, 5s, 2/15/48	A1	250,000	274,530

			274,530
Puerto Rico (0.3%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 6 1/2s, 7/1/40	BB	250,000	195,430

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	AA-	1,000,000	150,640

			346,070
TOTAL INVESTMENTS

Total investments (cost $97,122,526)(b)			$103,550,467

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $107,509,158.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $97,103,890, resulting in gross unrealized appreciation and depreciation of $6,648,884 and $202,307, respectively, or net unrealized appreciation of $6,446,577.
(FWC)	Forward commitment, in part or in entirety.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	21.3%
	Education	18.4
	Local debt	17.5
	Utilities	10.3

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$103,550,467	$—

Totals by level	$—	$103,550,467	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014